Other Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Operating Income (Expense)
Schedule of other non-operating income (expense)

	December 31,	December 31,	December 31,
	2023	2022	2021
Foreign exchange gain (loss)	$1,485	$(780)	$276
Interest (expense) income	(8,147)	328	(191)
Gain on Kuya option exercise	—	—	973
Realized gain (loss) on marketable securities	90	(220)	(103)
Other non-operating (expense) income	100	11	—
loss on conversion of Glencore loan	—	—	(1,566)
Loss on financial derivative revaluation on Glencore loan	—	—	(12)
Reversal of impairment (Note 8)	—	1,338	—
Flow through share premium	—	—	321
Other	—	—	144
Year ended December 31	$(6.472)	$677	$(158)